TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities

The deferred tax assets and liabilities are composed of the following:

	December 31, 2025	December 31, 2024
Deferred tax assets:
Net operating loss carryforward	9,404	6,739
Accrued expenses	86	97
R&D temporary differences	1,310	1,218
Fund raising costs 2023	-	35
Operating lease liability	10	8
Total deferred tax assets	10,810	8,097
Valuation allowance	(10,810)	(8,097)
Deferred tax liabilities:
Total deferred tax liabilities	-	-
Net deferred taxes	-	-

Schedule of Theoretical Tax	Theoretical tax:
	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023

Loss before taxation	(13,220)	(11,053)	(11,286)
Theoretical tax credit at applicable statutory rate: 23%	(3,041)	(2,542)	(2,596)
Non-allowable expenses	(704)	(391)	(244)
Temporary differences and tax losses for which no Deferred Tax Asset is recognized	(2,337)	(2,151)	(2,352)
Income tax benefit	-	-	-

Schedule of Effective Tax Rate Reconciliation
	Year ended December 31, 2025
	Tax	Rate
IL statutory tax rate	(3,041)	23%

Non-taxable or non-deductible items:
Share-based compensation	747	(5.7%)
Revaluation of financial liabilities at fair value through profit or loss	(166)	1.3%
Others	123	(0.9%)
Changes in valuation allowances	2,713	(20.5%)

Other adjustments	(376)	2.8%
Effective tax rate	-	-